Parent Company (the "Company") Only Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 11,274,094	$ 1,612,174	¥ 19,328,920
Amounts due from related parties	16,078,250	2,299,159	7,702,404
Prepayments and other current assets	4,853,610	694,057	3,632,956
Total current assets	76,633,037	10,958,378	61,886,043
Non-current assets:
Total non-current assets	47,768,041	6,830,738	45,718,569
Total assets	124,401,078	17,789,116	107,604,612
Current liabilities:
Amounts due to related parties	625,903	89,503	409,363
Current portion of long-term borrowings	655,971	93,803	3,397,622
Accruals and other liabilities	16,696,044	2,387,502	16,041,079
Total current liabilities	78,582,563	11,237,157	62,311,024
Long-term borrowings	8,626,272	1,233,540	11,440,755
Total non-current liabilities	33,125,958	4,736,947	31,787,045
Total liabilities	111,708,521	15,974,104	94,098,069
SHAREHOLDERS' EQUITY
Treasury shares	(123,910)	(17,719)	(239,328)
Additional paid in capital	131,728,259	18,836,891	118,688,242
Accumulated other comprehensive loss	579,799	82,910	582,659
Accumulated deficit	(128,000,000)	(18,307,908)	(113,068,210)
Total shareholders' equity	4,140,703	592,113	6,064,546	¥ 25,735,632	¥ 24,089,539
Total liabilities, mezzanine equity and shareholders' equity	124,401,078	17,789,116	107,604,612
Parent
Current assets:
Cash and cash equivalents	1,092,845	156,275	4,451,772
Prepayments and other current assets	33,387	4,773	23,727
Total current assets	12,183,763	1,742,254	25,429,938
Non-current assets:
Investments in subsidiaries and VIEs	183,448	26,233
Total non-current assets	183,448	26,233
Total assets	12,367,211	1,768,487	25,429,938
Current liabilities:
Current portion of long-term borrowings	6,409	916	2,706,285
Accruals and other liabilities	133,289	19,060	123,833
Total current liabilities	210,041	30,035	4,450,764
Deficits of investments in subsidiaries and VIEs			6,845,155
Long-term borrowings	7,997,710	1,143,657	8,166,996
Total non-current liabilities	7,997,710	1,143,657	15,012,151
Total liabilities	8,207,751	1,173,692	19,462,915
SHAREHOLDERS' EQUITY
Treasury shares	(123,910)	(17,719)	(239,328)
Additional paid in capital	131,728,259	18,836,891	118,688,242
Accumulated other comprehensive loss	579,799	82,910	582,659
Accumulated deficit	(128,029,031)	(18,307,908)	(113,068,210)
Total shareholders' equity	4,159,460	594,795	5,967,023
Total liabilities, mezzanine equity and shareholders' equity	12,367,211	1,768,487	25,429,938
Parent | Subsidiaries
Current assets:
Amounts due from related parties	11,057,142	1,581,150	20,952,738
Current liabilities:
Amounts due to related parties	70,343	10,059	1,620,646
Parent | Related parties
Current assets:
Amounts due from related parties	389	56	1,701
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	4,089	585	3,406
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	4,089	585	3,406
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	254	36	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 254	$ 36	¥ 254